Borrowings - Breakdown for non-current and current borrowings (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Borrowings
Beginning balance	€ 334,755
Repayments	(47,681)
Proceeds	107,340
Net foreign exchange difference	3,245
Ending balance	397,659
Portion classified as current liabilities	(387,484)
Non-current portion	10,175	€ 9,688
Within one year
Borrowings
Ending balance	387,484
In the second year
Borrowings
Ending balance	10,043
In the third year
Borrowings
Ending balance	132
Guaranteed
Borrowings
Beginning balance	3,012
Repayments	(2,602)
Ending balance	410
Portion classified as current liabilities	(139)
Non-current portion	271
Guaranteed | Within one year
Borrowings
Ending balance	139
Guaranteed | In the second year
Borrowings
Ending balance	139
Guaranteed | In the third year
Borrowings
Ending balance	132
Secured
Borrowings
Beginning balance	4,013
Repayments	(39,054)
Proceeds	37,013
Net foreign exchange difference	110
Ending balance	2,082
Portion classified as current liabilities	(2,082)
Secured | Within one year
Borrowings
Ending balance	2,082
Unsecured
Borrowings
Beginning balance	327,730
Repayments	(6,025)
Proceeds	70,327
Net foreign exchange difference	3,135
Ending balance	395,167
Portion classified as current liabilities	(385,263)
Non-current portion	9,904
Unsecured | Within one year
Borrowings
Ending balance	385,263
Unsecured | In the second year
Borrowings
Ending balance	€ 9,904